                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08388
                                  ---------------------------------------------

                     MORGAN STANLEY ASIA-PACIFIC FUND, INC.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                   RONALD E. ROBISON
           1221 AVENUE OF THE AMERICAS 34TH FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-221-6726
                                                   ----------------------------

Date of fiscal year end:  12/31
                        --------------------------
Date of reporting period:  6/30/03
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                                                           SEMI-ANNUAL REPORT

MORGAN STANLEY ASIA-PACIFIC FUND, INC.
                                                           JUNE 30, 2003

DIRECTORS
MICHAEL BOZIC              RONALD E. ROBISON
CHARLES A. FIUMEFREDDO     EXECUTIVE VICE PRESIDENT
EDWIN J. GARN              AND PRINCIPAL EXECUTIVE
WAYNE E. HEDIEN            OFFICER
JAMES F. HIGGINS
DR. MANUEL H. JOHNSON      JOSEPH McALINDEN
JOSEPH J. KEARNS           VICE PRESIDENT
MICHAEL NUGENT
PHILIP J. PURCELL          BARRY FINK
FERGUS REID                VICE PRESIDENT

OFFICERS                   STEFANIE V. CHANG
CHARLES A. FIUMEFREDDO     VICE PRESIDENT
CHAIRMAN OF THE BOARD
                           JAMES W. GARRETT          [MORGAN STANLEY LOGO]
MITCHELL M. MERIN          TREASURER AND CHIEF
PRESIDENT                  FINANCIAL OFFICER

                           MICHAEL LEARY             MORGAN STANLEY
                           ASSISTANT TREASURER       ASIA-PACIFIC FUND, INC.

                           MARY E. MULLIN
                           SECRETARY

INVESTMENT ADVISER
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

ADMINISTRATOR
JPMORGAN INVESTOR SERVICES
73 TREMONT STREET
BOSTON, MASSACHUSETTS 02108

CUSTODIAN
JPMORGAN CHASE BANK
270 PARK AVENUE
NEW YORK, NEW YORK 10017

STOCKHOLDER SERVICING AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
59 MAIDEN LANE
NEW YORK, NEW YORK 10030
(800) 278-4353

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
200 PARK AVENUE
NEW YORK, NEW YORK 10166

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116

FOR ADDITIONAL FUND INFORMATION,
INCLUDING THE FUND'S NET ASSET VALUE PER
SHARE AND INFORMATION REGARDING THE
INVESTMENTS COMPRISING THE FUND'S
PORTFOLIO, PLEASE CALL 1-800-221-6726 OR
VISIT OUR WEBSITE AT
www.morganstanley.com/im.

                                                     MORGAN STANLEY
                                                     INVESTMENT MANAGEMENT INC.
(C) 2003 MORGAN STANLEY                              INVESTMENT ADVISER

                                       MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                       Overview

LETTER TO STOCKHOLDERS

PERFORMANCE

For the six months ended June 30, 2003, the Morgan Stanley Asia-Pacific Fund, Inc. (the "Fund") had a total return of 10.11%, compared to 8.35% for the Morgan Stanley Capital International (MSCI) 50/50 Japan Net and All Country Asia-Pacific Free ex-Japan Net Index (the "Index"). On June 30, 2003, the closing price of the Fund shares on the New York Stock Exchange was $8.13, representing a 13.9% discount to the Fund's net asset value per share.

FACTORS AFFECTING PERFORMANCE

     - Overall, the first half of 2003 presented several challenges to the region, including the threat of a U.S. led war in Iraq, strained international relations, potential conflict with North Korea and the onset and spread of SARS (Severe Acute Respiratory Syndrome). These concerns were abated towards the second quarter of 2003 following the successful U.S. campaign in Iraq, South Korea easing tensions with the North and the containment of SARS

     - From a performance perspective the Asia Pacific region saw volatile returns during the first half of 2003. The first quarter was characterized by negative index returns (-5.6%, Index return) followed by a strong recovery in the second quarter which saw index returns surge to +14.8%. This recovery was driven by a weaker U.S. dollar, increased local stimulus packages, inflow of foreign investment, muted negative economic impact of SARS and attractive valuations.

     - Positive contributors to the Fund came from Japan and Hong Kong. In Japan, our higher exposure to large-cap blue-chip securities in both the capital goods and technology hardware & equipment sectors contributed positively to returns. Our overweight position in consumer discretionary stocks in Hong Kong also contributed positively to performance.

     - Our underweight country and banking sector decisions in Australia detracted from performance.

MANAGEMENT STRATEGIES

     - In terms of portfolio positioning, the Fund increased its overweight in Hong Kong based on low book values, deep discounts, strong fundamentals and high dividend yields. The Fund maintained its relative overweight in Korea, Taiwan and Hong Kong, and its underweight positions in Australia and Malaysia. It maintains its relatively neutral position in Japan.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
Executive Vice President and Principal Executive Officer

                                                                       July 2003

                                       MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                       STATEMENT OF NET ASSETS
                                       June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS

                                                                                VALUE
                                                            SHARES              (000)
-------------------------------------------------------------------------------------
COMMON STOCKS(96.2%)
(UNLESS OTHERWISE NOTED)
=====================================================================================
AUSTRALIA (8.5%)
AIRLINES
  Qantas Airways Ltd.                                    1,140,750         $    2,511
-------------------------------------------------------------------------------------
BANKS
  Australia & New Zealand Banking
    Group Ltd.                                             399,350              5,003
  Commonwealth Bank of Australia                           162,350              3,229
-------------------------------------------------------------------------------------
                                                                                8,232
-------------------------------------------------------------------------------------
BEVERAGES
  Coca-Cola Amatil Ltd.                                    223,450                859
-------------------------------------------------------------------------------------
CONTAINERS & PACKAGING
  Amcor Ltd.                                               141,350                773
-------------------------------------------------------------------------------------
INSURANCE
  Promina Group Ltd.                                       736,400(a)           1,170
  QBE Insurance Group Ltd.                                 239,050              1,500
-------------------------------------------------------------------------------------
                                                                                2,670
-------------------------------------------------------------------------------------
MEDIA
  News Corp., Ltd.                                         508,900              3,837
-------------------------------------------------------------------------------------
METALS & MINING
  BHP Billiton Ltd.                                        902,277              5,247
  Rio Tinto Ltd.                                           244,050              4,799
-------------------------------------------------------------------------------------
                                                                               10,046
-------------------------------------------------------------------------------------
                                                                               28,928
=====================================================================================
CHINA (0.4%)
ELECTRIC UTILITIES
  Huaneng Power International,
    Inc., 'H'                                            1,088,000              1,242
=====================================================================================
HONG KONG(10.4%)
AIRLINES
  Cathay Pacific Airways Ltd.                              972,000              1,309
-------------------------------------------------------------------------------------
BANKS
  Bank of East Asia                                        830,000              1,639
-------------------------------------------------------------------------------------
DISTRIBUTORS
  Li & Fung Ltd.                                         1,504,000              1,938
-------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES
  Hong Kong Exchanges & Clearing Ltd.                    1,004,000              1,442
  Swire Pacific Ltd. 'A'                                   587,000              2,567
-------------------------------------------------------------------------------------
                                                                                4,009
-------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  Johnson Electric Holdings Ltd.                         1,126,000              1,393
-------------------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Techtronic Industries Co., Ltd.                          848,000              1,424
-------------------------------------------------------------------------------------
MEDIA
  Television Broadcasts Ltd.                               268,000         $      961
-------------------------------------------------------------------------------------
METALS & MINING
  Asia Aluminum Holdings Ltd.                            5,456,000                721
-------------------------------------------------------------------------------------
OIL & GAS
  CNOOC Ltd.                                             1,686,000              2,486
-------------------------------------------------------------------------------------
REAL ESTATE
  Cheung Kong Holdings Ltd.                              1,156,000              6,953
  Henderson Land Development Co., Ltd.                   1,081,000              3,105
  Hysan Development Co., Ltd.                              792,000                655
  Sun Hung Kai Properties Ltd.                             517,000              2,612
-------------------------------------------------------------------------------------
                                                                               13,325
-------------------------------------------------------------------------------------
SPECIALTY RETAIL
  Esprit Holdings Ltd.                                   1,562,500              3,817
-------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  China Mobile (Hong Kong) Ltd.                            994,000              2,345
-------------------------------------------------------------------------------------
                                                                               35,367
=====================================================================================
INDIA (2.1%)
AUTOMOBILES
  Hero Honda Motors Ltd.                                   155,725                850
-------------------------------------------------------------------------------------
BANKS
  Canara Bank                                              732,000              1,504
  State Bank of India Ltd.                                 145,235(b)           1,258
  Union Bank of India                                      780,000                583
-------------------------------------------------------------------------------------
                                                                                3,345
-------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  Bharat Heavy Electricals Ltd.                            171,937                996
-------------------------------------------------------------------------------------
METALS & MINING
  Hindalco Industries Ltd.                                  56,000                899
  Tata Iron & Steel Co., Ltd.                                1,910                  7
-------------------------------------------------------------------------------------
                                                                                  906
-------------------------------------------------------------------------------------
PHARMACEUTICALS
  Ranbaxy Laboratories Ltd.                                 50,000                846
-------------------------------------------------------------------------------------
                                                                                6,943
=====================================================================================
INDONESIA (1.4%)
AUTOMOBILES
  Astra International Tbk PT                             4,194,000(a)           1,818
-------------------------------------------------------------------------------------
BANKS
  Bank Central Asia Tbk PT                               1,980,000                690
  Bank Mandiri Persero Tbk PT                            3,450,000(a)             282
-------------------------------------------------------------------------------------
                                                                                  972
-------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telekomunikasi Indonesia Tbk PT                        2,904,500              1,628
-------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                       STATEMENT OF NET ASSETS
                                       June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                                                VALUE
                                                            SHARES              (000)
-------------------------------------------------------------------------------------
INDONESIA (CONT'D)
MULTILINE RETAIL
  Ramayana Lestari Sentosa Tbk PT                        1,051,500         $      411
-------------------------------------------------------------------------------------
                                                                                4,829
=====================================================================================
JAPAN (49.2%)
AUTOMOBILES
  Nissan Motor Co., Ltd.                                   654,000              6,273
  Suzuki Motor Corp.                                       267,000              3,484
  Toyota Motor Corp.                                       194,300              5,049
  Yamaha Motor Co., Ltd.                                   100,000                846
-------------------------------------------------------------------------------------
                                                                               15,652
-------------------------------------------------------------------------------------
BUILDING PRODUCTS
  Daikin Industries Ltd.                                   226,000              4,163
  Sanwa Shutter Corp.                                      352,000              1,400
-------------------------------------------------------------------------------------
                                                                                5,563
-------------------------------------------------------------------------------------
CHEMICALS
  Daicel Chemical Industries Ltd.                          700,000              2,228
  Denki Kagaku Kogyo Kabushiki Kaisha                    1,038,000              2,888
  Kaneka Corp.                                             540,000              3,339
  Lintec Corp.                                             185,000              1,932
  Mitsubishi Chemical Corp.                              1,079,000              2,209
  Nifco, Inc.                                              193,000              2,077
  Shin-Etsu Polymer Co., Ltd.                              347,000              1,713
  Toyo INK MFG Co., Ltd                                    200,000                545
-------------------------------------------------------------------------------------
                                                                               16,931
-------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES
  Dai Nippon Printing Co., Ltd.                            210,000              2,228
  Nissha Printing Co., Ltd.                                 63,000                457
-------------------------------------------------------------------------------------
                                                                                2,685
-------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
  Fujitsu Ltd.                                             720,000              2,960
  Mitsumi Electric Co., Ltd.                               221,500              2,296
  NEC Corp.                                                710,000(a)           3,559
  Toshiba Corp.                                          1,400,000              4,831
-------------------------------------------------------------------------------------
                                                                               13,646
-------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
  Kyudenko Corp.                                           220,000                772
  Obayashi Corp.                                           582,000              1,790
  Sanki Engineering Co., Ltd.                               74,000                364
-------------------------------------------------------------------------------------
                                                                                2,926
-------------------------------------------------------------------------------------
CONSUMER FINANCE
  Hitachi Capital Corp.                                    258,300              2,821
-------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Nippon Telegraph & Telephone Corp.                           936              3,683
-------------------------------------------------------------------------------------
ELECTRIC UTILITIES
  Tokyo Electric Power Co., Inc.                           155,100         $    2,974
-------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  Furukawa Electric Co., Ltd.                              414,000              1,356
-------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Hitachi High-Technologies Corp.                           70,000                865
  Hitachi Ltd.                                             790,000              3,359
  Kyocera Corp.                                             54,600              3,134
  Ryosan Co., Ltd.                                         133,000              1,747
  TDK Corp.                                                 72,200              3,577
-------------------------------------------------------------------------------------
                                                                               12,682
-------------------------------------------------------------------------------------
FOOD & STAPLES
  FamilyMart Co., Ltd.                                     127,300              2,281
-------------------------------------------------------------------------------------
FOOD PRODUCTS
  House Foods Corp.                                        136,000              1,250
  Nippon Meat Packers, Inc.                                200,000              1,895
-------------------------------------------------------------------------------------
                                                                                3,145
-------------------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Casio Computer Co., Ltd.                                 407,000              2,608
  Matsushita Electric Industrial Co., Ltd.                 430,000              4,272
  Rinnai Corp.                                              78,700              1,660
  Sangetsu Co., Ltd.                                        17,000                275
  Sekisui Chemical Co., Ltd.                               500,000              1,696
  Sekisui House Ltd.                                       351,000              2,669
  Sony Corp.                                               105,700              2,985
-------------------------------------------------------------------------------------
                                                                               16,165
-------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS
  Fuji Photo Film Co., Ltd.                                141,000              4,088
  Yamaha Corp.                                             298,000              4,098
-------------------------------------------------------------------------------------
                                                                                8,186
-------------------------------------------------------------------------------------
MACHINERY
  Amada Co., Ltd.                                          508,000              1,638
  Daifuku Co., Ltd.                                        508,000              1,940
  Fuji Machine Manufacturing Co., Ltd.                     156,000              1,812
  Fujitec Co., Ltd.                                        178,000                773
  Kurita Water Industries Ltd.                             234,000              2,598
  Minebea Co., Ltd.                                        504,000              2,005
  Mitsubishi Heavy Industries Ltd.                       1,106,000              2,874
  Tsubakimoto Chain Co.                                    660,000              2,040
-------------------------------------------------------------------------------------
                                                                               15,680
-------------------------------------------------------------------------------------
MEDIA
  Toho Co., Ltd.                                            75,000                660
-------------------------------------------------------------------------------------
OFFICE ELECTRONICS
  Canon, Inc.                                              121,000              5,571

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                       STATEMENT OF NET ASSETS
                                       June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                                                VALUE
                                                            SHARES              (000)
-------------------------------------------------------------------------------------
JAPAN (CONT'D)
OFFICE ELECTRONICS (CONT'D)
  Ricoh Co., Ltd.                                          281,000         $    4,606
-------------------------------------------------------------------------------------
                                                                               10,177
-------------------------------------------------------------------------------------
PHARMACEUTICALS
  Ono Pharmaceutical Co., Ltd.                             104,000              3,232
  Sankyo Co., Ltd.                                         226,000              2,708
  Yamanouchi Pharmaceutical Co., Ltd.                      154,000              4,027
-------------------------------------------------------------------------------------
                                                                                9,967
-------------------------------------------------------------------------------------
REAL ESTATE
  Mitsubishi Estate Co., Ltd.                              470,000              3,192
-------------------------------------------------------------------------------------
ROAD & RAIL
  East Japan Railway Co.                                       769              3,431
-------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
  Rohm Co., Ltd.                                            21,200              2,319
-------------------------------------------------------------------------------------
SOFTWARE
  Nintendo Co., Ltd.                                        50,000              3,647
-------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS
  Nisshinbo Industries, Inc.                               265,000              1,218
-------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS
  Mitsubishi Corp.                                         529,000              3,681
  Nagase & Co., Ltd.                                       197,000              1,024
-------------------------------------------------------------------------------------
                                                                                4,705
-------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
  Mitsubishi Logistics Corp.                               141,000                855
-------------------------------------------------------------------------------------
                                                                              166,547
=====================================================================================
MALAYSIA (0.3%)
AUTOMOBILES
  Perusahaan Otomobil Nasional Bhd                         224,000                477
-------------------------------------------------------------------------------------
ELECTRIC UTILITIES
  YTL Corp. Bhd                                            505,000                532
-------------------------------------------------------------------------------------
                                                                                1,009
=====================================================================================
NEW ZEALAND (0.3%)
PAPER & FOREST PRODUCTS
  Carter Holt Harvey Ltd.                                  843,000                887
=====================================================================================
SINGAPORE(4.4%)
AIRLINES
  Singapore Airlines Ltd.                                  438,000              2,587
-------------------------------------------------------------------------------------
BANKS
  DBS Group Holdings Ltd.                                  318,979              1,866
  Oversea-Chinese Banking Corp., Ltd.                      117,000                665
  United Overseas Bank Ltd.                                416,389         $    2,933
-------------------------------------------------------------------------------------
                                                                                5,464
-------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Venture Corp., Ltd.                                      171,000              1,564
-------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
  SembCorp Industries Ltd.                               2,003,000              1,456
-------------------------------------------------------------------------------------
MARINE
  Neptune Orient Lines Ltd.                              1,693,000(a)           1,423
-------------------------------------------------------------------------------------
REAL ESTATE
  CapitaLand, Ltd.                                       1,464,000              1,031
  City Developments Ltd.                                   380,000                959
-------------------------------------------------------------------------------------
                                                                                1,990
-------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
  Sembcorp Logistics Ltd.                                  537,800                574
-------------------------------------------------------------------------------------
                                                                               15,058
=====================================================================================
SOUTH KOREA (11.1%)
AUTO COMPONENTS
  Hyundai Mobis                                            107,510              2,757
-------------------------------------------------------------------------------------
BANKS
  Shinhan Financial Group Co., Ltd.                         74,480                776
-------------------------------------------------------------------------------------
CAPITAL MARKETS
  Daishin Securities Co., Ltd.                              51,130                886
  Samsung Securities Co., Ltd.                              50,910              1,233
-------------------------------------------------------------------------------------
                                                                                2,119
-------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES
  Good Morning Shinhan Securities Co., Ltd                  95,730(a)             425
-------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Samsung SDI Co., Ltd.                                     32,480              2,460
-------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING
  LG Household & Health Care Ltd.                           36,940                954
-------------------------------------------------------------------------------------
FOOD PRODUCTS
  Tong Yang Confectionery Corp.                             21,930              1,354
-------------------------------------------------------------------------------------
HOUSEHOLD DURABLES
  LG Electronics, Inc.                                      42,729              1,781
-------------------------------------------------------------------------------------
MACHINERY
  Daewoo Shipbuilding & Marine Engineering Co., Ltd.        35,520(a)             300
  Daewoo Shipbuilding & Marine Engineering Co., Ltd. GDR    51,300(a)             829
  Samsung Heavy Industries Co., Ltd.                       137,280                550
-------------------------------------------------------------------------------------
                                                                                1,679
-------------------------------------------------------------------------------------
MEDIA
  CJ Home Shopping                                          15,909                825
-------------------------------------------------------------------------------------
METALS & MINING
  POSCO                                                      6,590                684
-------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                       STATEMENT OF NET ASSETS
                                       June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                                                VALUE
                                                            SHARES              (000)
-------------------------------------------------------------------------------------
SOUTH KOREA (CONT'D)
MULTILINE RETAIL
  Hyundai Department Store Co., Ltd.                        45,050         $    1,003
  Shinsegae Co., Ltd.                                        4,260                665
-------------------------------------------------------------------------------------
                                                                                1,668
-------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
  Samsung Electronics Co., Ltd.                             47,647             14,154
-------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Pantech Co., Ltd.                                         17,840                168
  SK Telecom Co., Ltd.                                      34,410              5,874
-------------------------------------------------------------------------------------
                                                                                6,042
-------------------------------------------------------------------------------------
                                                                               37,678
=====================================================================================
TAIWAN (7.2%)
AIRLINES
  Eva Airways Corp.                                      3,016,884(a)           1,082
-------------------------------------------------------------------------------------
BANKS
  Chinatrust Financial Holding Co., Ltd                  2,909,043              2,348
  Taishin Financial Holdings Co., Ltd.                   2,133,000(a)           1,111
-------------------------------------------------------------------------------------
                                                                                3,459
-------------------------------------------------------------------------------------
CHEMICALS
  Nan Ya Plastics Corp.                                    644,000                699
-------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
  Ambit Microsystems Corp.                                 176,000                545
  Compal Electronics, Inc.                                 275,000                369
  Quanta Computer, Inc.                                    302,100                625
  Quanta Storage, Inc.                                      11,000                 79
-------------------------------------------------------------------------------------
                                                                                1,618
-------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
  CTCI Corp.                                               527,000                342
-------------------------------------------------------------------------------------
CONTAINERS & PACKAGING
  Cheng Loong Corp.                                        440,000                116
-------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES
  Capital Securities Corp.                               1,254,000(a)             390
  Fubon Financial Holding Co., Ltd.                        791,000(a)             634
  Polaris Securities Co., Ltd.                           1,897,000(a)             911
  Yuanta Core Pacific Securities Co.                     1,619,000                848
-------------------------------------------------------------------------------------
                                                                                2,783
-------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  Phoenixtec Power Co., Ltd.                               977,000                823
-------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Hon Hai Precision Industry Co., Ltd.                     596,200              2,165
-------------------------------------------------------------------------------------
INSURANCE
  Cathay Financial Holding Co., Ltd.                       913,000         $    1,117
-------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS
  Asia Optical Co., Inc.                                    64,000                333
  Largan Precision Co., Ltd.                               131,300                790
  Premier Image Technology Corp.                           704,000              1,090
-------------------------------------------------------------------------------------
                                                                                2,213
-------------------------------------------------------------------------------------
MARINE
  Evergreen Marine Corp.                                   457,000                325
  Yang Ming Marine Transport                               635,000(a)             423
-------------------------------------------------------------------------------------
                                                                                  748
-------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
  ASE Test Ltd.                                            217,500(a)           1,196
  Siliconware Precision Industries Co.                   1,253,247(a)             798
  Taiwan Semiconductor Manufacturing Co., Ltd.           2,734,584(a)           4,510
  Zyxel Communications Corp.                               358,000(a)             674
-------------------------------------------------------------------------------------
                                                                                7,178
-------------------------------------------------------------------------------------
                                                                               24,343
=====================================================================================
THAILAND (0.9%)
BANKS
  Bangkok Bank PCL                                         244,900(a)             326
  Bangkok Bank PCL (Foreign)                               668,600(a),(b)       1,072
  Kasikornbank PCL                                         401,800(a)             325
  Kasikornbank PCL (Foreign)                               858,500(a)             800
  Siam Commercial Bank PCL (Foreign)                       573,000(a)             490
-------------------------------------------------------------------------------------
                                                                                3,013
=====================================================================================
TOTAL COMMON STOCKS
  (Cost $364,356)                                                             325,844
=====================================================================================
PREFERRED STOCKS(1.4%)
=====================================================================================
AUSTRALIA(0.4%)
MEDIA
  News Corp., Ltd.                                         229,800              1,421
=====================================================================================
SOUTH KOREA(1.0%)
AUTOMOBILES
  Hyundai Motor Co., Ltd.                                   64,310                832
=====================================================================================
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
  Samsung Electronics Co., Ltd.                             17,910              2,555
-------------------------------------------------------------------------------------
                                                                                3,387
=====================================================================================
TOTAL PREFERRED STOCKS
  (Cost $4,693)                                                                 4,808
=====================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                       STATEMENT OF NET ASSETS
                                       June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                              FACE
                                                            AMOUNT              VALUE
                                                             (000)              (000)
-------------------------------------------------------------------------------------
INVESTMENT COMPANIES(0.6%)
=====================================================================================
INDIA(0.6%)
  Morgan Stanley Growth Fund
  (Cost $1,744)                                    $     9,491,200(a),(c)  $    2,029
=====================================================================================
SHORT-TERM INVESTMENT(1.7%)
=====================================================================================
UNITED STATES(1.7%)
REPURCHASE AGREEMENT
  J.P. Morgan Securities, Inc., 1.05%,
    dated 6/30/03, due 7/1/03 (Cost $5,735)                  5,735(d)           5,735
=====================================================================================
FOREIGN CURRENCY ON DEPOSIT WITH
  CUSTODIAN(0.5%)
=====================================================================================
  Hong Kong Dollar                                 HKD         319                 41
  Indonesian Rupiah                                IDR     817,576                 99
  Japanese Yen                                     JPY     125,663              1,050
  South Korean Won                                 KRW         273                 -- @
  Taiwan Dollar                                    TWD      13,314                385
-------------------------------------------------------------------------------------
TOTAL FOREIGN CURRENCY
  (Cost $1,578)                                                                 1,575
=====================================================================================
TOTAL INVESTMENTS(100.4%)
  (Cost $378,106)                                                             339,991
=====================================================================================

                                                            AMOUNT
                                                              (000)
-------------------------------------------------------------------------------------
OTHER ASSETS (0.2%)
  Dividends Receivable                                $        336
  Receivable for Investments Sold                              220
  Interest Receivable                                            5
  Other                                                         56                617
=====================================================================================
LIABILITIES (-0.6%)
  Payable For:
    Investments Purchased                                   (1,373)
    Investment Advisory Fees                                  (276)
    Custodian Fees                                             (73)
    Professional Fees                                          (51)
    Directors' Fees and Expenses                               (46)
    Stockholder Reporting Expenses                             (32)
    Administrative Fees                                        (15)
    Net Unrealized Loss on Foreign Currency
      Exchange Contracts                                        (3)
  Other Liabilities                                            (78)            (1,947)
=====================================================================================
NET ASSETS (100%)
  Applicable to 35,863,533 issued and outstanding
    $ 0.01 par value shares
    (200,000,000 shares authorized)                                        $  338,661
=====================================================================================
NET ASSET VALUE PER SHARE                                                  $     9.44
=====================================================================================

                                                                                VALUE
                                                                                (000)
-------------------------------------------------------------------------------------
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:
  Common Stock                                                           $        359
  Paid-in Capital                                                             589,638
  Undistributed (Distributions in Excess of) Net
    Investment Income                                                           1,240
  Accumulated Net Realized Gain (Loss)                                       (214,465)
  Unrealized Appreciation (Depreciation) on
    Investments and Foreign Currency Translations                             (38,111)
=====================================================================================
TOTAL NET ASSETS                                                         $    338,661
=====================================================================================

(a) -- Non-income producing.
(b) -- Securities valued at fair value - see Note A-1 to financial statements. At June 30, 2003, the Fund held $2,330,000 of fair-valued securities, representing 0.7% of net assets.
(c) -- The Morgan Stanley India Growth Fund is advised by an affiliate of the adviser. During the six months ended June 30, 2003, there were no purchases or sales of this security. The Fund did not derive income from this security during the six months ended June 30, 2003.
(d) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in joint account with affiliated funds.
@   -- Value is less than $500.
GDR -- Global Depositary Receipt
THB -- Thai Baht

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Fund had the following foreign currency exchange contract(s) open at period end:

CURRENCY                              IN                     NET
   TO                              EXCHANGE              UNREALIZED
DELIVER     VALUE   SETTLEMENT       FOR       VALUE     GAIN (LOSS)
 (000)      (000)      DATE         (000)      (000)         (000)
--------------------------------------------------------------------
US$  329    $ 329    07/02/03     THB 13,704   $   326   $       (3)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                       STATEMENT OF NET ASSETS
                                       June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION -- JUNE 30, 2003

                                                         PERCENT
                                                VALUE     OF NET
INDUSTRY                                         (000)    ASSETS
----------------------------------------------------------------
Airlines                                    $    7,489       2.2%
Automobiles                                     19,629       5.8
Banks                                           26,900       7.9
Building Products                                5,563       1.7
Chemicals                                       17,630       5.2
Computers & Peripherals                         15,264       4.5
Construction & Engineering                       3,268       1.0
Diversified Financial Services                   9,246       2.7
Diversified Telecommunication Services           5,311       1.6
Electric Utilities                               4,748       1.4
Electrical Equipment                             4,568       1.3
Electronic Equipment & Instruments              18,871       5.6
Food Products                                    4,499       1.3
Household Durables                              19,370       5.7
Insurance                                        3,787       1.1
Leisure Equipment & Products                    10,399       3.1
Machinery                                       17,359       5.1
Media                                            7,704       2.3
Metals & Mining                                 12,357       3.7
Office Electronics                              10,177       3.0
Pharmaceuticals                                 10,813       3.2
Real Estate                                     18,507       5.5
Road & Rail                                      3,431       1.0
Semiconductors & Semiconductor Equipment        26,206       7.7
Software                                         3,647       1.1
Specialty Retail                                 3,817       1.1
Trading Companies & Distributors                 4,705       1.4
Wireless Telecommunication Services              8,387       2.5
Other                                           36,339      10.7
----------------------------------------------------------------
                                            $  339,991     100.4%
================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                       Financial Statements

STATEMENT OF OPERATIONS

                                                                                                        SIX MONTHS ENDED
                                                                                                           JUNE 30, 2003
                                                                                                             (UNAUDITED)
                                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends (net of $319 of foreign taxes withheld)                                                    $           3,273
  Interest                                                                                                            48
========================================================================================================================
    TOTAL INCOME                                                                                                   3,321
========================================================================================================================
EXPENSES
  Investment Advisory Fees                                                                                         1,526
  Custodian Fees                                                                                                     106
  Professional Fees                                                                                                   72
  Administrative Fees                                                                                                 64
  Directors' Fees and Expenses                                                                                         1
  Other Expenses                                                                                                     103
========================================================================================================================
    TOTAL EXPENSES                                                                                                 1,872
========================================================================================================================
      NET INVESTMENT INCOME (LOSS)                                                                                 1,449
========================================================================================================================
NET REALIZED GAIN (LOSS) ON:
  Investments                                                                                                     (3,769)
  Foreign Currency Transactions                                                                                      (25)
========================================================================================================================
    NET REALIZED GAIN (LOSS)                                                                                      (3,794)
========================================================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                                     33,337
  Foreign Currency Translations                                                                                        3
========================================================================================================================
    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                                              33,340
========================================================================================================================
TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               29,546
========================================================================================================================
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                      $          30,995
========================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS ENDED
                                                                                   JUNE 30, 2003              YEAR ENDED
                                                                                     (UNAUDITED)       DECEMBER 31, 2002
                                                                                           (000)                   (000)
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                  $          1,449       $             631
  Net Realized Gain (Loss)                                                                (3,794)                 (2,735)
  Change in Unrealized Appreciation (Depreciation)                                        33,340                 (17,251)
========================================================================================================================
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       30,995                 (19,355)
========================================================================================================================
Distributions from and/or in excess of:
  Net Investment Income                                                                       --                    (277)
========================================================================================================================
Capital Share Transactions:
  Repurchase of Shares (158,630 and 6,960,192 shares, respectively)                       (1,151)                (68,887)
========================================================================================================================
  TOTAL INCREASE (DECREASE)                                                               29,844                 (88,519)
========================================================================================================================
Net Assets:
  Beginning of Period                                                                    308,817                 397,336
========================================================================================================================
  END OF PERIOD (INCLUDING UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
    INVESTMENT INCOME OF $1,240 AND $(209), RESPECTIVELY)                       $        338,661       $         308,817
========================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                       Financial Highlights

SELECTED PER SHARE DATA AND RATIOS

                                                 SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2003  --------------------------------------------------------------
                                                      (UNAUDITED)       2002          2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $       8.57      $    9.24     $   10.82    $   15.26    $    8.73    $    8.77
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                             0.04+          0.02+        (0.02)       (0.01)        0.01         0.06
Net Realized and Unrealized Gain (Loss) on
  Investments                                            0.83          (0.70)        (1.56)       (4.50)        6.44        (0.17)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                     0.87          (0.68)        (1.58)       (4.51)        6.45        (0.11)
---------------------------------------------------------------------------------------------------------------------------------
Distributions from and/or in excess of:
  Net Investment Income                                    --          (0.01)           --        (0.22)       (0.04)       (0.01)
---------------------------------------------------------------------------------------------------------------------------------
Anti-Dilutive Effect of Share Repurchase
  Program                                                0.00#          0.02          0.00#        0.29         0.12         0.08
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $       9.44      $    8.57     $    9.24    $   10.82    $   15.26    $    8.73
=================================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD            $       8.13      $    7.20     $    7.49    $    8.69    $   11.81    $    7.00
=================================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                          12.92%**       (3.77)%      (13.78)%     (24.66)%      69.32%       (5.77)%
  Net Asset Value (1)                                   10.11%**       (7.12)%      (14.60)%     (27.37)%      75.39%       (0.34)%
=================================================================================================================================
RATIOS, SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (THOUSANDS)            $    338,661      $ 308,817     $ 397,336    $ 621,505    $ 949,541    $ 587,156
---------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                  1.23%*         1.35%         1.39%        1.26%        1.29%        1.42%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                     0.95%*         0.17%         0.19%       (0.07)%       0.10%        0.80%
Portfolio Turnover Rate                                    15%**          37%           27%          35%          65%          42%
---------------------------------------------------------------------------------------------------------------------------------

#    Amount is less than $0.005 per share.
(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value of the Fund.
+    Per share amount is based on average shares outstanding.
*    Annualized
**   Not Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                       June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS

     The Morgan Stanley Asia-Pacific Fund, Inc. (the "Fund") was incorporated in Maryland on February 28, 1994, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is long-term capital appreciation through investments primarily in equity securities.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: In valuing the Fund's assets, all listed securities for which market quotations are readily available are valued at the last sale price on the valuation date, or if there was no sale on such date, at the mean between the current bid and asked prices or the bid price if only bid quotations are available. Securities which are traded over-the-counter are valued at the mean of the current bid and asked prices obtained from reputable brokers. Securities may be valued by independent pricing services. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term securities which mature in 60 days or less are valued at amortized cost. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

     - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

     - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on

                                       MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                       June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

     A significant portion of the Fund's net assets consist of securities of issuers located in Asia which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Asian securities are subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States. In addition, Asian securities may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. STRUCTURED SECURITIES: The Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Fund to credit risks of the underlying instruments as well as of the issuer of the Structured Security. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

6. OVER-THE-COUNTER TRADING: Securities and other derivative instruments that may be purchased or sold by the Fund may consist of instruments not traded on an exchange. The risk of nonperformance by the obligor on such an instrument may be greater, and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less, than in the case of an exchange-traded instrument. In addition, significant disparities may exist between bid and asked prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions.

7. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Investments in new Indian securities are made by making applications in the public offerings. The issue price, or a portion thereof, is

                                       MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                       June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     paid at the time of application and is reflected as share application money on the Statement of Net Assets, if any. Upon allotment of the securities, this amount plus any remaining amount of issue price is recorded as cost of investments. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date (except certain dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Distributions to stockholders are recorded on the ex-dividend date.

B. ADVISER: Morgan Stanley Investment Management Inc. (the "Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory and Management Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.00% of the Fund's average weekly net assets.

C.   ADMINISTRATOR: JPMorgan Chase Bank, through its corporate affiliate
J.P. Morgan Investor Services Co. (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. The Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.02435% of the Fund's average weekly net assets, plus $24,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf.

D. CUSTODIAN: JPMorgan Chase Bank and its affiliates serve as custodian for the Fund. Custody fees are payable monthly based on assets held in custody, investment purchase and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/ or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 was as follows:

        2002 DISTRIBUTIONS           2001 DISTRIBUTIONS
            PAID FROM:                   PAID FROM:
              (000)                        (000)
------------------------------   ------------------------
                   LONG-TERM                    LONG-TERM
      ORDINARY       CAPITAL        ORDINARY      CAPITAL
        INCOME          GAIN          INCOME         GAIN
---------------------------------------------------------
       $   277         $  --           $  --        $  --

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences may result in reclassifications among undistributed (distributions in excess of) net investment income, accumulated net realized gain (loss) and paid-in capital. Adjustments for permanent book-tax differences, if any, are not reflected in ending undistributed (distributions in excess of) net investment income for the purpose of calculating net investment income
(loss) per share in the financial highlights.

At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

       UNDISTRIBUTED                  UNDISTRIBUTED
      ORDINARY INCOME            LONG-TERM CAPITAL GAIN
           (000)                          (000)
-------------------------------------------------------
           $  --                         $  --
-------------------------------------------------------

At June 30, 2003, the U.S. Federal income tax cost basis of investments (excluding foreign currency if applicable) was approximately $376,528,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $38,112,000 of which $37,536,000 related to appreciated securities and $75,648,000 related to depreciated securities.

At December 31, 2002, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $208,653,000 available to offset future capital gains, of which $131,491,000 will expire on December 31,

                                       MORGAN STANLEY ASIA-PACIFIC FUND, INC.

                                       June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

2006, $73,332,000 will expire on December 31, 2009 and $3,830,000 will expire on December 31, 2010. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2002, the Fund deferred to January 1, 2003, for U.S. Federal income tax purposes, capital losses of $651,000 and post-October currency losses of $19,000.

F. OTHER: During the six months ended June 30, 2003, the Fund made purchases and sales totaling approximately $47,733,000 and $45,087,000 respectively, of investment securities other than long-term U.S. Government securities, purchased options and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

For the six months ended June 30, 2003, the Fund incurred $34,000 of brokerage commissions with Morgan Stanley & Co., an affiliate of the Adviser.

Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions will be treated, based on an election by the Director, as if they were either invested in the Fund's shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. At June 30, 2003, the deferred fees payable under the Compensation Plan totaled $44,200 and are included in Payable for Directors' Fees and Expenses on the Statement of Net Assets. The deferred portion of Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the six months ended June 30, 2003, Directors' Fees and Expenses were decreased by $3,400 due to these fluctuations.

On January 23, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund's shares trade from their net asset value. For the six months ended June 30, 2003, the Fund repurchased 158,630 of its shares at an average discount of 16.39% from net asset value per share. Since the inception of the program, the Fund has repurchased 15,072,158 of its shares at an average discount of 20.53% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

PROPOSAL:

     1. To elect the following Directors, effective July 31, 2003:

                                  VOTES IN          VOTES
                                  FAVOR OF         AGAINST
                               ---------------------------
1) Michael Bozic                29,661,275         615,871
2) Charles A. Fiumefreddo       29,661,275         615,871
3) Edwin J. Garn                29,661,375         615,771
4) Wayne E. Hedien              29,661,526         616,619
5) James F. Higgins             29,661,375         615,771
6) Dr. Manuel H. Johnson        29,661,375         615,771
7) Philip J. Purcell            29,661,526         616,619

Also effective July 31, 2003, John D. Barrett II, Thomas P. Gerrity, Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

                                       MORGAN STANLEY ASIA-PACIFIC FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

     Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

     The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

     In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

     Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley Asia-Pacific Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030
1-800-278-4353

ITEM 2.  CODE OF ETHICS.  Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable for semi-annual reports.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable for semi-annual reports.

ITEM 8.  [RESERVED.]
ITEM 9.  CONTROLS AND PROCEDURES.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Asia-Pacific Fund, Inc.

By:      Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2003

By:      James W. Garrett
Name:    James W. Garrett
Title:   Principal Financial Officer
Date:    August 19, 2003